Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Loss before income tax	R$ (244,304)	R$ (112,430)	R$ (73,864)
Adjustments for:
Depreciation and amortization	18,715	17,234	13,578
Share-based payment expense	6,255	9,884	3,738
Adjustment in provision for risks	(1,395)	(1,953)	10,007
Interest on loans, financing and debentures	15,117	14,704	5,804
Interest on lease liabilities	316	175	103
Amendment to lease liability	(217)
Allowance for expected credit loss	440	20	117
Write-offs accounts receivable	953		487
Impairment of goodwill	11,373	86,897	6,758
Loss on disposal of assets	1,589	116	134
Deferred and contingent consideration adjustment	40,535	16,294	32,365
Employee bonus provision	2,001	2,470	1,661
Taxes on provisions		399
Fair value of derivative warrant liabilities	(14,507)
Listing Expense	176,282
Fair value of subscription rights	(2,941)	(14,495)	2,619
Decrease (increase) in operating assets:
Trade accounts receivable	(2,519)	153	(3,027)
Other assets	(32,230)	(2,532)	(943)
Increase (decrease) in operating liabilities:
Accounts payable to suppliers	38,956	2,023	(3,320)
Salaries and labor charges	(1,118)	3,653	2,133
Taxes and fees	2,534	1,366	(464)
Deferred revenue	(675)	(548)	4,330
Other liabilities	(2,727)	(2,596)	(3,991)
Income taxes paid	(9,624)	(6,638)	(4,953)
Net cash from operating activities	2,809	14,196	(6,728)
Investment activities
Cash payments to acquire property and equipment	(3,570)	(1,330)	(1,085)
Cash payments to acquire intangibles	(8,648)	(2,992)	(2,723)
Acquisition of subsidiaries – net of cash acquired			(90,979)
Net cash used in investment activities	(12,218)	(4,322)	(94,787)
Financing activities
Payment of principal loans and financing	(9,451)	(10,101)	(10,962)
Interest paid	(14,784)	(12,602)	(3,546)
Payment of principal portion of lease liabilities	(1,053)	(1,064)	(596)
Proceeds from debentures, loans, and financing	18,617	8,750	73,736
Capital increase	29,060		35,693
Proceeds on issuance of subscription rights		3,750	15,150
Distributions paid to non-controlling interest	(5,093)	(556)
Proceeds from investors and related party loans		8,961
Proceeds from related party loans			14,793
Payment of principal on related party loans			(3,000)
Payment of deferred and contingent consideration on acquisitions	(4,504)	(9,898)	(10,500)
Net cash (used in) from financing activities	12,792	(12,760)	110,768
Net (decrease) increase in cash and cash equivalents	3,383	(2,886)	9,253
Cash and cash equivalents at the beginning of the year	8,015	10,901	1,648
Cash and cash equivalents at the end of the year	R$ 11,398	R$ 8,015	R$ 10,901